Registration No. 333-139501
File No. 811-21993

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

Oppenheimer Revenue Weighted ETF Trust
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

□ on ________ pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on ________ pursuant to paragraph (a)(1)

□ 75 days after filing pursuant to paragraph (a)(2)

□ on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2016.

Oppenheimer Revenue Weighted ETF Trust

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz, President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	November 3, 2016
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	November 3, 2016
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	November 3, 2016
Jon S. Fossel* Jon S. Fossel	Trustee	November 3, 2016
Richard F. Grabish* Richard F. Grabish	Trustee	November 3, 2016
Beverly L. Hamilton* Beverly L. Hamilton	Trustee	November 3, 2016
Victoria J. Herget* Victoria J. Herget	Trustee	November 3, 2016
F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	November 3, 2016
Karen L. Stuckey* Karen L. Stuckey	Trustee	November 3, 2016
James D. Vaughn* James D. Vaughn	Trustee	November 3, 2016

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document